Significant Accounting Policies - Contract Assets and Notes and Accounts Receivable-Trade (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018
Significant Accounting Policies
Contract assets	$ 470	$ 557